Other Comprehensive Income (Loss) (Components of Accumulated Other Comprehensive Income Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Foreign currency translation adjustments (net of deferred tax adjustments of $(11) in 2017 and deferred tax adjustments of $(9) in 2016, respectively)	$ (1,165)	$ (1,880)
Net unrealized investment gains (net of deferred tax liability of $7 in 2017 and $10 in 2016)	14	19
Net charges related to pension / post-retirement plans (net of deferred tax asset of $1,462 and $1,530 in 2017 and 2016, respectively)	(2,892)	(3,232)
Accumulated other comprehensive loss	$ (4,043)	$ (5,093)